Derivative financial instruments - Summary of carrying amount of fair value hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	$ 2,694	$ 482
Hedging instrument, liabilities	82	672
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	80	138
Hedging instrument, liabilities	0	35
Notional amount	4,104	13,442
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	2,614	344
Hedging instrument, liabilities	82	637
Notional amount	$ 23,313	$ 21,296